      As filed with the Securities and Exchange Commission on      May 9, 2003
                                                               -----------------

                                              Securities Act File No. 333-101350
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 2 [X]

                              ING SERIES FUND, INC.
                       (Formerly Aetna Series Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

 It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company
                            Act of 1940, as amended.
================================================================================

                                EXPLANATORY NOTE

The purpose of this filing is to file the following exhibits: (1) opinion and consent of special counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14 and
(2) opinion of special counsel as to the legality of securities being issued, as required by Item 16(11) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy
Statement/Prospectus filed on EDGAR on February 21, 2003 (SEC File No. 333-101350), and the Statement of Additional Information filed on EDGAR on February 18, 2003 (SEC File No. 333-101350).

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

            Article 12, Section (d) of the Registrant's Form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2003.

            Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

            Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

            Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16.  EXHIBITS

(1)   (A)   Form of Articles of Amendment and Restatement -- Filed as an Exhibit
            to Post-Effective Amendment No. 54 to the Registrant's Form N-1A
            Registration Statement on July 24, 2002 and incorporated herein by reference.

      (B) Form of Articles of Amendment -- Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(2)   (A)   Form of Amended and Restated By-Laws -- Filed as an Exhibit to
            Post-Effective Amendment No. 46 to the Registrant's Form N-1A
            Registration Statement on December 15, 2002 and incorporated herein by reference.

(3)   Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of ING Technology Fund and ING Mutual Funds, on behalf of ING Global Technology Fund -- Filed as an Exhibit to Post-Effective Amendment No.1 to the Registrant's N-14 Registration Statement on February 18, 2003 and Incorporated herein by reference.



(5) Instruments defining the rights of holders -- set forth in the Articles of Amendment and Restated.

(6)   (A)   Form of Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. -- Filed as an Exhibit to Post-Effective
            Amendment No. 52 to the Registrant's N-1A Registration Statement on
            February 27, 2002 and incorporated herein by reference.

      (B) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 52 to Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (C) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of ING Technology Fund -- Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant's N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

(7)   (A)   Form of Underwriting Agreement between ING Series Fund, Inc. and ING
            Funds Distributor, Inc. -- Filed as an Exhibit to Post-Effective
            Amendment No. 52 to the Registrant's N-1A Registration Statement on
            February 27, 2002 and incorporated herein by reference.

      (B) Form of Master Selling Dealer Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's N-1A Registration Statement on December 15, 2002 and incorporated herein by reference.

(8)   (A)   Directors' Deferred Compensation Plan -- Filed as an Exhibit to
            Post-Effective Amendment No. 24 to the Registrant's N-1A
            Registration Statement on January 16, 1998 and incorporated herein by reference.

(9)   (A)   Form of Custody Agreement between ING Series Fund, Inc. and
            Statement Street Bank and Trust Company -- Filed as an Exhibit to
            Post-Effective Amendment No. 52 to the Registrant's N-1A
            Registration Statement on February 27, 2002 and incorporated herein by reference.


      (B) Form of Custodian Agreement between ING Series Fund, Inc. and Brown Brothers Harriman & Company, on behalf of ING International Growth Fund -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (C) Form of Recordkeeping Agreement between ING Series Fund, Inc. and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.


(10)  (A)   Form of Amended and Restated Distribution and Shareholder Services
            Plan for Class A - Filed as an Exhibit to Post-Effective Amendment
            No. 52 to the Registrant's N-1A Registration Statement on February
            27, 2002 and incorporated herein by reference.

      (B) Form of Amended and Restated Distribution and Shareholder Services Plan for Class B - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (C) Form of Amended and Restated Distribution and Shareholder Services Plan for Class C - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (D) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (E) Form of Amendment to Amended and Restated Shareholder Services Plan for Class O -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

      (F) Form of Amended and Restated Multiple Class Plan -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.


(11)  (A)   Opinion of Special Counsel - Filed herewith.


      (B)   Consent of Special Counsel - Filed herewith.

(12) Opinion of Special Counsel Supporting Tax Matters and Consequences -- Filed herewith.

(13)  (A)   Form of Administration Agreement between ING Funds Services, LLC and
            ING Series Fund, Inc. -- Filed as an Exhibit to Post-Effective
            Amendment No. 52 to the Registrant's N-1A Registration Statement on
            February 27, 2002 and incorporated herein by reference.

      (B) Form of Expense Limitation Agreement between ING Series Fund, Inc. and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(14)  (A)   Consent of Independent Accountants -- Filed as an Exhibit to
            Post-Effective Amendment No. 1 to the Registrant's N-14 Registration
            Statement on February 18, 2003 and incorporated herein by reference.

      (B) Consent of Independent Auditors -- Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's N-14 Registration Statement on February 18, 2003 and incorporated herein by reference.


(15)  Not Applicable


(16)  (A)   Powers of Attorney for J. Scott Fox, James M. Hennessy, Michael J.
            Roland, Albert E. DePrince, Jr., Maria T. Fighetti, David L. Grove,
            Sidney Koch, Thomas J. McInerney, Corine T. Norgaard, and Edward T.
            O'Dell - previously filed as an Exhibit to Registrant's Registration
            Statement on Form N-14 on November 20, 2002 and incorporated herein by reference.

      (B) Power of Attorney for Joseph E. Obermeyer -- Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's N-14 Registration Statement on February 18, 2003 and incorporated herein by reference.

(17)  Not Applicable

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 9th day of May, 2003.

                                    ING SERIES FUND, INC.

                                    By:   /s/ Kimberly A. Anderson
                                          --------------------------------------
                                          Kimberly A. Anderson
                                          Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE               TITLE                            DATE
            ---------               -----                            ----
                                    Director                     May 9, 2003
----------------------------------
          J. Scott Fox*

                                    President, Chief             May 9, 2003
                                    Executive
----------------------------------  Officer and Chief
         James M. Hennessy          Operating Officer


----------------------------------  Executive Vice President      May 9, 2003
       Michael J. Roland*           and Principal Financial
                                    Officer

                                    Director                      May 9, 2003
----------------------------------
    Albert E. DePrince, Jr.*

                                    Director                      May 9, 2003
----------------------------------
       Maria T. Fighetti*

                                    Director                      May 9, 2003
----------------------------------
         David L. Grove*

                                    Director                      May 9, 2003
----------------------------------
          Sidney Koch*

                                    Director                      May 9, 2003
----------------------------------
      Thomas J. McInerney*

                                    Director                      May 9, 2003
----------------------------------
       Corine T. Norgaard*


                                    Director                      May 9, 2003
----------------------------------
      Joseph E. Obermeyer*

                                    Director                      May  9, 2003
----------------------------------
        Edward T. O'Dell*

*By:  /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson,
      Vice President and Secretary
      Attorney-in-Fact**

** Executed pursuant to powers of attorney for J. Scott Fox, James M. Hennessy, Michael J. Roland, Albert E. DePrince, Jr., Maria T. Fighetti, David L. Grove, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard and Edward T. O'Dell filed as an Exhibit to Registrant's Registration Statement on Form N-14 on November 20, 2002 and incorporated herein by reference. Executed pursuant to power of attorney for Joseph E. Obermeyer filed as an Exhibit to Registrant's Registration Statement on Form N-14 on February 18, 2003 and incorporated herein by reference.

                                  EXHIBIT INDEX

(11)        (A)   Opinion of Special Counsel

            (B)   Consent of Special Counsel

(12)        Opinion of Special Counsel Supporting Tax Matters and Consequences